Property, plant and equipment, net	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Property, plant and equipment, net

Note 6. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Building	$1,594,764	$1,515,934
Machinery Equipment	1,823,468	1,682,371
Electronic Equipment	11,480	19,174
Transportation Equipment	177,240	168,479
Subtotal	$3,606,952	$3,385,958
Less: accumulated depreciation	(2,182,744)	(1,926,197)
Construction in progress	1,300,191	-
Total	$2,724,399	$1,459,761

Depreciation expenses for the years ended March 31, 2026 and 2025 were $276,220 and $68,847, respectively.

As of March 31, 2026 and 2025, the buildings with carrying value of $323,595 and $86,294 have been pledged for the purpose of obtaining bank loans.